J.P. MORGAN U.S EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Equity Focus Fund

JPMorgan Mid Cap Equity Fund

JPMORGAN TRUST II

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(All Share Classes)

(the “Funds”)

Supplement dated July 12, 2022

to the current Summary Prospectuses and Prospectuses, as supplemented

EQUITY FOCUS FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Equity Focus Fund until his retirement. Mr. Parton’s successor will be added to the portfolio management team prior to his retirement.

GROWTH ADVANTAGE FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Growth Advantage Fund (the “Fund”) until his retirement, and upon his retirement Felise Agranoff will become the lead portfolio manager. In order to provide additional depth and continuity to the portfolio management team, Larry H. Lee will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Growth Advantage Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Timothy Parton	2002	Managing Director
Felise Agranoff	2020	Managing Director
Larry H. Lee	2022	Managing Director

MID CAP EQUITY FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Mid Cap Equity Fund (the “Fund”) until his retirement, and upon his retirement Felise Agranoff will become the lead portfolio manager for the Fund’s growth investments. In order to provide additional depth and continuity to the portfolio management team, Daniel Bloomgarden will be added to the portfolio management team of the Fund effective immediately.

SUP-USEQ-722

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Mid Cap Equity Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	2002	Managing Director
Timothy Parton	2010	Managing Director
Felise Agranoff	2020	Managing Director
Lawrence E. Playford	2020	Managing Director
Daniel Bloomgarden	2022	Managing Director

MID CAP GROWTH FUND

Portfolio Manager Retirement In Early 2024. Timothy Parton has announced his retirement from J.P. Morgan Investment Management Inc. (“JPMIM”) in early 2024. Mr. Parton will continue to serve on the portfolio management team of the JPMorgan Mid Cap Growth Fund (the “Fund”) until his retirement, and upon his retirement Felise Agranoff will become the lead portfolio manager. In order to provide additional depth and continuity to the portfolio management team, Daniel Bloomgarden will be added to the portfolio management team of the Fund effective immediately.

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Mid Cap Growth Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Timothy Parton	2004	Managing Director
Felise Agranoff	2015	Managing Director
Daniel Bloomgarden	2022	Managing Director

SMALL CAP GROWTH FUND

Effective immediately, the portfolio manager information in the “Risk/Return Summary — Management” section of the Small Cap Growth Fund’s Summary Prospectuses and Prospectuses is deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Eytan Shapiro	2004	Managing Director
Matthew Cohen	2016	Managing Director

In addition, the “The Funds’ Management and Administration — The Portfolio Managers — Growth Advantage Fund, Mid Cap Equity Fund, Mid Cap Growth Fund and Small Cap Growth Fund” section of the Funds Prospectuses is hereby deleted in its entirety and replaced with the following:

Growth Advantage Fund

The portfolio management team is led by Timothy Parton, Managing Director of JPMIM and CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Larry H. Lee, Managing Director of JPMIM. Mr. Parton is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Growth portfolio management team. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Lee is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2006, Mr. Lee covers the financials and business services sector for the Large Cap Growth Strategy and is a co-portfolio manager for the J.P. Morgan Growth Advantage and Large Cap Growth Strategies.

Mid Cap Equity Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, Timothy Parton, Managing Director of JPMIM and a CFA charterholder, Lawrence E. Playford, Managing Director of JPMIM, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Daniel Bloomgarden, Managing Director of JPMIM and a CFA charterholder. Mr. Simon and Mr. Playford are primarily responsible for the Fund’s value investments while Mr. Parton, Mr. Bloomgarden and Ms. Agranoff are primarily responsible for the Fund’s growth investments.

Mr. Simon is the lead portfolio manager on the Fund’s value investments and is a senior member of the U.S. Equity Value portfolio management team. Mr. Playford is a co-portfolio manager on the Fund’s value investments and shares authority in the day-to-day management of the Fund. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. An employee of JPMIM or its affiliates since 1993, Mr. Playford, a CFA charterholder and CPA, is a senior member of the U.S. Equity Value team. He joined the U.S. Equity Value team as a research analyst in 2003 and became a portfolio manager in 2004.

Mr. Parton is the lead portfolio manager on the Fund’s growth investments and is a senior member of U.S. Equity Growth portfolio management team. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management on the Fund’s growth investments. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Bloomgarden is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies.

Mid Cap Growth Fund

The portfolio management team is led by Timothy Parton, Managing Director of JPMIM and a CFA charterholder, Felise L. Agranoff, Managing Director of JPMIM and a CFA charterholder, and Daniel Bloomgarden, Managing Director of JPMIM and a CFA charterholder. Mr. Parton is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Growth portfolio management team. Ms. Agranoff is a portfolio manager and shares authority in the day-to-day management of the Fund. An employee since 2004, Ms. Agranoff has been a portfolio manager since 2015 and has been a research analyst in the firm’s U.S. Equity Group since 2004. Mr. Bloomgarden is a portfolio manager and research analyst within the U.S. Equity Group. An employee since 2015, Mr. Bloomgarden leads consumer sector coverage for the J.P. Morgan Mid Cap Growth and Small Cap Growth Strategies and is a co-portfolio manager for the Mid Cap Growth and Mid Cap Equity Strategies.

Small Cap Growth Fund

The portfolio management team is led by Eytan Shapiro, Managing Director of JPMIM and a CFA charterholder, and Matthew Cohen, M.D., Managing Director of JPMIM. Mr. Shapiro is the lead portfolio manager on the Fund and is Chief Investment Officer of the U.S. Equity Growth team. Mr. Shapiro has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1989 and has been employed by the firm since 1985. Dr. Cohen has been a portfolio manager since 2015 and a research analyst in the U.S. Equity Group since joining the firm in 2005.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Equity Focus Fund

JPMorgan Mid Cap Equity Fund

JPMORGAN TRUST II

JPMorgan Mid Cap Growth Fund

JPMorgan Small Cap Growth Fund

J.P. MORGAN MUTUAL FUND INVESTMENT TRUST

JPMorgan Growth Advantage Fund

(All Share Classes)

(the “Funds”)

Supplement dated July 12, 2022

to the current Statement of Additional Information, as supplemented

Effective immediately, the information in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed” section of the Statement of Additional Information (“SAI”) with respect to the Funds are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed*

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2021:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Growth Advantage Fund
Felise Agranoff	9	$25,278,369	3	$2,632,660	11	$2,276,593
Timothy Parton	15	18,039,005	9	19,041,725	19	4,252,407
Larry H. Lee**	4	34,240,505	1	953,673	21	7,729,864
Mid Cap Equity Fund
Jonathan Simon	18	35,295,416	6	10,994,046	31	1,950,913
Timothy Parton	15	29,999,302	9	19,041,725	19	4,252,407
Felise Agranoff	9	37,238,666	3	2,632,660	11	2,276,593
Lawrence Playford	18	36,296,584	2	2,802,693	27	1,621,405
Daniel Bloomgarden**	0	0	0	0	0	0
Mid Cap Growth Fund
Felise Agranoff	9	30,988,185	3	2,632,660	11	2,276,593
Timothy Parton	15	23,748,821	9	19,041,725	19	4,252,407
Daniel Bloomgarden**	0	0	0	0	0	0
Small Cap Growth Fund
Eytan Shapiro	3	2,303,545	4	4,782,686	2	498,723
Matthew Cohen	3	1,628,012	3	5,693,420	1	65,727

SUP-SAI-USEQ-722

The following table shows information regarding the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2021:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Growth Advantage Fund
Felise Agranoff	0	$0	0	$0	0	$0
Timothy Parton	0	0	0	0	1	79,922
Larry H. Lee**	0	0	0	0	0	0
Mid Cap Equity Fund
Jonathan Simon	0	0	0	0	1	106,295
Timothy Parton	0	0	0	0	1	79,922
Felise Agranoff	0	0	0	0	0	0
Lawrence Playford	0	0	0	0	1	106,295
Daniel Bloomgarden**	0	0	0	0	0	0
Mid Cap Growth Fund
Felise Agranoff	0	0	0	0	0	0
Timothy Parton	0	0	0	0	1	79,922
Daniel Bloomgarden**	0	0	0	0	0	0
Small Cap Growth Fund
Eytan Shapiro	0	0	0	0	0	0
Matthew Cohen	0	0	0	0	1	2,380,184

*	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.
**	As of May 31, 2022.

In addition, effective immediately, the “Portfolio Managers — Portfolio Managers’ Ownership of Securities” section of each SAI with respect to the Funds are hereby deleted in their entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of each Fund beneficially owned by each portfolio manager of each Fund, as of June 30, 2021. Aggregate Dollar Range, if applicable, includes each portfolio manager’s deferred compensation balance attributable to the Fund through participation in the Adviser’s deferred compensation plan. If applicable, this reflects an obligation of the Adviser to pay deferred compensation to the portfolio manager at a future date in an amount based on the performance of that Fund and accordingly, is the economic equivalent of an investment in Fund shares.

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Growth Advantage Fund
Felise Agranoff					X
Timothy Parton							X
Larry H. Lee*	X
Mid Cap Equity Fund
Jonathan Simon					X
Timothy Parton							X
Felise Agranoff					X
Lawrence Playford	X
Daniel Bloomgarden*	X

SUP-SAI-USEQ-722

Aggregate Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Mid Cap Growth Fund
Felise Agranoff							X
Timothy Parton							X
Daniel Bloomgarden*					X
Small Cap Growth Fund
Eytan Shapiro							X
Matthew Cohen						X

*	As of May 31, 2022.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-USEQ-722